Share-Based Payments (Schedule of Fair Value of Share Options and Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020 ILS (₪) Years ₪ / shares	Dec. 31, 2019 ILS (₪) Years ₪ / shares	Dec. 31, 2018 ILS (₪) ₪ / shares
Fair value of share options and assumptions:
Fair value at grant date | ₪		₪ 3.26
Fair value assumptions:
Share price at grant date NIS		₪ 15.05
Exercise price NIS	₪ 0.01	₪ 15.66
Expected volatility (weighted average)		34.70%
Option life (expected weighted average life) | Years	3.8	2.75
Risk free interest rate		0.70%
Bottom of range [member]
Fair value of share options and assumptions:
Fair value at grant date | ₪	₪ 2.2
Fair value assumptions:
Share price at grant date NIS	₪ 11.1
Exercise price NIS	₪ 12.3
Expected volatility (weighted average)	38.20%
Risk free interest rate	0.05%
Top of range [member]
Fair value of share options and assumptions:
Fair value at grant date | ₪	₪ 4.3
Fair value assumptions:
Share price at grant date NIS	₪ 15.8
Exercise price NIS	₪ 18.7
Expected volatility (weighted average)	52.40%
Risk free interest rate	0.50%